Organization and Description of Business (Details)		1 Months Ended	12 Months Ended
	Feb. 07, 2016 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 07, 2018	Nov. 08, 2018	Feb. 29, 2016	Feb. 07, 2016 CNY (¥)	Jul. 15, 2015	Nov. 22, 2011 USD ($)	Nov. 22, 2011 CNY (¥)	May 12, 1999 USD ($) Shareholders Subsidiaries	May 12, 1999 CNY (¥) Shareholders Subsidiaries
Organization and Description of Business (Textual)
Owners equity interest rate									14.00%
Additional paid-in capital			$ 42,278,252	$ 42,278,252
Number of shareholders | Shareholders															4	4
Number of subsidiaries | Subsidiaries															5	5
Carrying value of equity			1,477,873	10,863,040
Common shares of value issued				14,270,194
Gross proceeds from the offering				$ 16,100,000
Proceeds from issuance of shares						$ 4,457,500
Equity Transfer Agreement [Member]
Organization and Description of Business (Textual)
Company issued shares | shares	17,830,000
Common share price | $ / shares	$ 0.25
Proceeds from issuance of shares	$ 4,457,500
Beijing Reit Technology Development Co Ltd [Member]
Organization and Description of Business (Textual)
Registered capital															$ 9,700,000
Additional paid-in capital															$ 15,400,000
Majority shareholders of interest rate						84.32%
Beijing Reit Technology Development Co Ltd [Member] | RMB [Member]
Organization and Description of Business (Textual)
Registered capital | ¥																¥ 66,000,000
Additional paid-in capital | ¥																¥ 100,000,000
Reit Holdings [Member]
Organization and Description of Business (Textual)
Owners equity interest rate			100.00%
Majority shareholders of interest rate			15.68%
Deposit made to Venture Business International						$ 565,000
Reit Holdings [Member] | Equity Transfer Agreement [Member]
Organization and Description of Business (Textual)
Carrying value of equity	3,466,260
Payment of original shareholders	$ 3,466,260
Reit Holdings [Member] | RMB [Member] | Equity Transfer Agreement [Member]
Organization and Description of Business (Textual)
Carrying value of equity | ¥											¥ 24,000,000
Payment of original shareholders | ¥											¥ 24,000,000
Reit Changjiang [Member]
Organization and Description of Business (Textual)
Owners equity interest rate													84.32%	84.32%
Registered capital													$ 16,000,000
Majority shareholders of interest rate				15.68%
Non-controlling equity interest value						$ 3,300,000
Reit Changjiang [Member] | RMB [Member]
Organization and Description of Business (Textual)
Registered capital | ¥														¥ 100,000,000
Reit Xinyi [Member]
Organization and Description of Business (Textual)
Owners equity interest rate							30.00%	51.00%				70.00%
Noncontrolling shareholder, Percentage								49.00%				30.00%
Reit India [Member]
Organization and Description of Business (Textual)
Owners equity interest rate										51.00%
IPO [Member]
Organization and Description of Business (Textual)
Company issued shares | shares		3,220,000
Common share price | $ / shares		$ 5.00
Gross proceeds from the offering		$ 16,100,000
Net proceeds		$ 14,300,000
Unrelated Investor [Member]
Organization and Description of Business (Textual)
Company issued shares | shares						900,000
Common shares of value issued						$ 3,600,000
Common share price | $ / shares						$ 4